UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001541468

LCCM 2021-FL3 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

David Traitel, 212-715-3143
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 3, 2021, of Deloitte & Touche LLP, which was obtained by the sponsor, attached as Exhibit 99.1 to this Form ABS-15G, which report sets forth the findings and conclusions, as applicable, of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Not applicable.

Exhibits.

99.1       Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 3, 2021, of Deloitte & Touche LLP.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 3, 2021	Ladder Capital Finance LLC

	By:	/s/ David Traitel
		Name:	David Traitel
		Title:	Managing Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 3, 2021, of Deloitte & Touche LLP.